NOTES TO CASH FLOWS - Additional Information (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash Flows Explanatory Notes [Abstract]
Interest received	£ 11,755	£ 12,652	£ 11,627
Interest paid	7,245	8,292	6,496
Dividends received	0	0	0
Cash outflow for leases	£ 26	£ 36	£ 50